39. APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
Approval Of Consolidated Financial Statements
APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS	The consolidated financial statements were approved by the Board of Directors on April 25, 2019.